UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-01236

DWS Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2014

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2014

Semiannual Report

to Shareholders

DWS Diversified Market Neutral Fund

Contents

3 Letter to Shareholders
4 Performance Summary
6 Portfolio Management Team
8 Portfolio Summary
10 Investment Portfolio
28 Statement of Assets and Liabilities
30 Statement of Operations
32 Statement of Changes in Net Assets
33 Financial Highlights
38 Notes to Financial Statements
53 Information About Your Fund's Expenses
55 Advisory Agreement Board Considerations and Fee Evaluation
62 Account Management Resources
64 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. While market neutral funds may outperform the market during periods of severe downturn, they may also underperform the market during periods of market rallies. Investment strategies employed by the fund's investment management teams are intended to be complementary, but may not be. The interplay of the various strategies may result in the fund holding a significant amount of certain types of securities and could increase the fund's portfolio turnover rates which may result in higher transactional costs and/or capital gains or losses. Some money managers will have a greater degree of correlation with each other and with the market than others. The degree of correlation will vary as a result of market conditions and other factors. The fund may lend securities to approved institutions. Short sales — which involve selling borrowed securities in anticipation of a price decline, then returning an equal number of the securities at some point in the future — could magnify losses and increase volatility. Small company stocks tend to be more volatile than medium-sized or large company stocks. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Having recently joined Deutsche Asset & Wealth Management as president of the DWS funds and head of Fund Administration, I'd like to take this opportunity to introduce myself. I come with 20 years of experience in asset management and the mutual fund industry. My job is to work closely with your fund board to ensure optimal oversight of the DWS funds' management and operations. I look forward to serving in this role on your behalf.

As for the economy, experts seem to agree that both the U.S. and global economies are recovering. Interest rates, while destined to rise to a level more in line with historical "normal" at some point, will likely remain relatively low for the foreseeable future. The stock markets continue to demonstrate strength as housing rebounds, American manufacturing strengthens, the U.S. budget deficit improves and unemployment continues to move lower. However, uncertainty persists regarding the pace of the recovery, the eventual tapering of government bond purchases, the potential for further political gridlock around the fiscal impasse and lingering effects of the financial crisis. All this uncertainty may well contribute to volatility in both the bond and stock markets.

It may help to remember that market fluctuations are not unusual. However, significant market swings may also reflect behavior that is driven more by investor emotion than any fundamental factors relating to the securities in question. If volatility is making you nervous, it may be time to review your investments. A trusted financial advisor can help you determine if a strategy change is appropriate and identify risk management strategies that serve your specific goals and situation.

Best regards,
Brian Binder
President, DWS Funds

Performance Summary February 28, 2014 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	1.08%	1.08%	0.99%	0.75%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–4.73%	–4.73%	–0.20%	–0.06%
Citigroup 3-Month T-Bill Index†	0.02%	0.05%	0.09%	1.06%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.56%	0.86%	0.75%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–3.34%	–0.33%	–0.07%
Citigroup 3-Month T-Bill Index†		0.05%	0.10%	1.08%
Class C	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	0.78%	0.34%	0.23%	–0.02%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.11%	0.34%	0.23%	–0.02%
Citigroup 3-Month T-Bill Index†	0.02%	0.05%	0.09%	1.06%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		1.77%	0.10%	–0.02%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		1.77%	0.10%	–0.02%
Citigroup 3-Month T-Bill Index†		0.05%	0.10%	1.08%
Class S	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/14
No Sales Charges	1.17%	1.17%	1.18%	0.93%
Citigroup 3-Month T-Bill Index†	0.02%	0.05%	0.09%	1.06%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
No Sales Charges		2.75%	1.04%	0.93%
Citigroup 3-Month T-Bill Index†		0.05%	0.10%	1.08%
Institutional Class	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/14
No Sales Charges	1.27%	1.37%	1.33%	1.04%
Citigroup 3-Month T-Bill Index†	0.02%	0.05%	0.09%	1.06%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
No Sales Charges		2.95%	1.20%	1.05%
Citigroup 3-Month T-Bill Index†		0.05%	0.10%	1.08%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2013 are 3.80%, 4.56%, 3.71% and 3.45% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on October 16, 2006. The performance shown for the index is for the time period of October 31, 2006 through February 28, 2014 (through December 31, 2013 for the most recent calendar quarter end returns) which is based on the performance period of the life of the Fund.

† The unmanaged Citigroup 3-Month T-Bill Index is representative of the 3-month Treasury market.

‡ Total returns shown for periods less than one year are not annualized.
	Class A	Class C	Class S	Institutional Class
Net Asset Value
2/28/14	$8.62	$8.17	$8.71	$8.78
8/31/13	$9.61	$9.20	$9.69	$9.76
Distribution Information as of 2/28/14
Capital Gain Distributions, Six Months	$1.09	$1.09	$1.09	$1.09

Portfolio Management Team

Chris Umscheid, Director, DIMA

Lead Portfolio Manager of the fund. Joined the fund in 2013.

— Global Head of Hedge Fund Research and Due Diligence and Member of the Global Hedge Fund Investment Committee: New York.

— Joined Deutsche Asset & Wealth Management in 2007 with 13 years of industry experience; previously, served as a Portfolio Manager for Fund of Hedge Funds at Wafra Investment Advisory Group, a Portfolio Manager and Director of Research at Yankee Advisers, LLC and a Senior Analyst at Phoenix Advisers Inc. Began career as a Financial Analyst at Goldman Sachs.

— AB in Economics from Dartmouth College.

Owen Fitzpatrick, CFA, Managing Director, DIMA

Portfolio Manager of a sleeve of the fund. Joined the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 1995.

— Prior to his current role as Head of US Equity, he was Managing Director of Deutsche Bank Private Wealth Management, head of US Equity Strategy, manager of the US large cap core, value and growth portfolios, member of the US Investment Committee and head of the Equity Strategy Group.

— Previous experience includes over 21 years of experience in trust and investment management. Prior to joining Deutsche Bank in 1995, he managed an equity income fund, trust and advisory relationships for Princeton Bank & Trust Company, where he was also responsible for research coverage of the consumer cyclical sector. Previously he served as a portfolio manager at Manufacturer's Hanover Trust Company.

— BA and MBA, Fordham University.

Pankaj Bhatnagar, PhD, Managing Director, DIMA

Portfolio Manager of a sleeve of the fund. Joined the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

— Portfolio Manager for the Quantitative Group: New York.

— Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Subadvisors

Pyramis Global Advisors, LLC

Timothy E. Heffernan, CFA, Portfolio Manager, Pyramis

Portfolio Manager of a sleeve of the fund. Joined the fund in 2013.

— Joined Fidelity, an affiliate of Pyramis, in 1984.

— Portfolio Manager for the firm's market neutral institutional investment strategy in 1993 and has managed market neutral strategies for institutional clients for more than 19 years. Currently, manages the Pyramis equity market neutral strategies for several institutional clients.

— BS, Northeastern University.

Neil MacKay, Associate Portfolio Manager, Pyramis

Associate Portfolio Manager of a sleeve of the fund. Joined the fund effective January 1, 2014.

— Joined Fidelity, an affiliate of Pyramis, in 2011.

— Associate Portfolio Manager for Pyramis' US and global market neutral strategies as of January 2014 and has over 25 years of experience in equity research and fund management.

— BA, University of Strathclyde; Member of the UK Society of Investment Professionals.

Henderson Alternative Investment Advisor Limited

Graham Kitchen, CFA, Head of Equities, Henderson

Portfolio Manager of a sleeve of the fund. Joined the fund in 2013.

— Joined Henderson in 2005.

— Prior to joining Henderson, was Head of UK Equities at Threadneedle and Co-Head of Investment at Invesco Asset Management.

— BA, Lancaster University; Masters degree in Modern History, Oxford University.

Portfolio Summary (Unaudited)
Ten Largest Long Equity Holdings at February 28, 2014 (10.5% of Net Assets)
1. eBay, Inc. Provider of online auction services	1.3%
2. Gilead Sciences, Inc. Developer of nucleotide pharmaceuticals	1.3%
3. QUALCOMM, Inc. Developer and manufacturer of communication systems	1.1%
4. Fujitsu Ltd. Manufactures semiconductor, computer and communication equipment	1.1%
5. ConocoPhillips Producer of petroleum and other natural gases	1.0%
6. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.0%
7. CVS Caremark Corp. Operator of a chain of drugstores	1.0%
8. Sumitomo Mitsui Financial Group, Inc. Provides commercial banking and a variety of financial services	0.9%
9. Citigroup, Inc. A diversified financial services holding company	0.9%
10. CaixaBank SA A financial investment company	0.9%

Ten Largest Securities Sold Short Equity Holdings at February 28, 2014 (8.9% of Net Assets)
1. Intel Corp. Designer, manufacturer and seller of computer components and related products	1.6%
2. Fast Retailing Co., Ltd. Operates a chain of clothing stores	0.9%
3. Maxim Integrated Products, Inc. Designs, develops, manufactures and markets a broad range of linear semiconductor products	0.9%
4. Henry Schein, Inc. Distributes health care products and services, including practice management software, to office-based health care practitioners	0.8%
5. Alliant Energy Corp. Provider of public-utility services	0.8%
6. Northern Trust Corp. A financial company that provides investment management, asset and fund administration, fiduciary and banking solutions	0.8%
7. International Business Machines Corp. Provides computer solutions through the use of information technology	0.8%
8. BB&T Corp. Operator of banking offices	0.8%
9. Marsh & McLennan Companies, Inc. Provider of advice and solutions in the area of risk, strategy and human capital	0.8%
10. PPL Corp. An energy and utility holding company	0.7%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 10. A quarterly Fact Sheet is available on dws-investments.com or upon request. Please see the Account Management Resources section on page 62 for contact information.

Investment Portfolio as of February 28, 2014 (Unaudited)
	Shares	Value ($)

Long Positions 96.1%
Common Stocks 88.3%
Consumer Discretionary 12.9%
Auto Components 0.1%
Goodyear Tire & Rubber Co.	8,500	228,395
Automobiles 2.1%
Mazda Motor Corp.*	296,000	1,431,026
Peugeot SA*	76,018	1,342,949
Renault SA	11,798	1,172,877
Suzuki Motor Corp.	52,400	1,410,369
Toyota Motor Corp.	22,300	1,282,634
		6,639,855
Distributors 0.0%
Jardine Cycle & Carriage Ltd.	1,000	30,831
Hotels, Restaurants & Leisure 2.1%
Betfair Group PLC	80,000	1,538,327
SJM Holdings Ltd.	350,000	1,135,494
Thomas Cook Group PLC*	550,000	1,708,278
TUI Travel PLC	300,000	2,246,547
		6,628,646
Internet & Catalog Retail 1.1%
Amazon.com, Inc.* (a)	4,350	1,575,135
ASKUL Corp.	12,300	424,369
Priceline.com, Inc.*	1,158	1,561,957
		3,561,461
Leisure Equipment & Products 0.1%
Sega Sammy Holdings, Inc.	12,000	281,292
Media 4.4%
AMC Networks, Inc. "A"* (a)	25,600	1,946,112
Cablevision Systems Corp. (New York Group) "A"	36,196	637,050
CBS Corp. "B" (a)	17,625	1,182,285
Cinemark Holdings, Inc. (a)	40,000	1,176,800
DIRECTV* (a)	31,972	2,481,027
Fuji Media Holdings, Inc.	140,900	2,556,551
ITV PLC	401,304	1,355,001
Omnicom Group, Inc. (a)	31,139	2,356,599
		13,691,425
Specialty Retail 2.1%
Bed Bath & Beyond, Inc.* (a)	14,250	966,435
Best Buy Co., Inc.	12,314	327,922
CarMax, Inc.*	6,180	299,297
Francesca's Holdings Corp.* (a)	59,640	1,167,155
L Brands, Inc. (a)	20,125	1,133,641
O'Reilly Automotive, Inc.* (a)	15,150	2,285,377
Tiffany & Co. (a)	5,262	490,682
		6,670,509
Textiles, Apparel & Luxury Goods 0.9%
Pandora AS	25,319	1,709,896
PVH Corp. (a)	8,840	1,117,641
		2,827,537
Consumer Staples 6.3%
Beverages 1.0%
Dr. Pepper Snapple Group, Inc. (a)	40,461	2,108,423
PepsiCo, Inc. (a)	13,050	1,044,913
		3,153,336
Food & Staples Retailing 3.6%
CVS Caremark Corp. (a)	42,504	3,108,743
Delhaize Group SA	32,991	2,372,012
Kroger Co. (a)	63,347	2,656,773
Seven & I Holdings Co., Ltd.	30,400	1,146,322
Walgreen Co. (a)	13,780	936,351
Whole Foods Market, Inc. (a)	20,850	1,126,942
		11,347,143
Food Products 0.6%
Darling International, Inc.*	40,160	810,429
Flowers Foods, Inc.	45,300	931,821
		1,742,250
Household Products 0.6%
Energizer Holdings, Inc. (a)	19,991	1,945,924
Tobacco 0.5%
Japan Tobacco, Inc.	45,000	1,432,446
Energy 6.1%
Energy Equipment & Services 0.5%
Baker Hughes, Inc. (a)	7,319	463,147
National Oilwell Varco, Inc. (a)	14,250	1,097,820
		1,560,967
Oil, Gas & Consumable Fuels 5.6%
Apache Corp.	13,790	1,093,409
BG Group PLC	25,200	458,567
Chevron Corp. (a)	27,165	3,132,939
ConocoPhillips (a)	49,649	3,301,659
CONSOL Energy, Inc.	52,854	2,119,445
Exxon Mobil Corp.	2,250	216,608
INPEX Corp.	112,000	1,423,360
Kinder Morgan, Inc. (a)	11,370	362,135
Marathon Petroleum Corp. (a)	6,203	521,052
Occidental Petroleum Corp. (a)	12,500	1,206,500
Solazyme, Inc.*	70,149	860,728
Total SA	37,799	2,450,736
Williams Companies, Inc.	8,706	359,558
		17,506,696
Financials 18.7%
Capital Markets 2.5%
Ameriprise Financial, Inc. (a)	14,000	1,525,860
BlackRock, Inc.	2,103	641,079
Invesco Ltd.	27,000	926,100
Nomura Holdings, Inc. (ADR)	325,500	2,210,145
The Charles Schwab Corp. (a)	27,300	723,723
The Goldman Sachs Group, Inc. (a)	10,289	1,712,604
		7,739,511
Commercial Banks 7.6%
Barclays PLC	165,083	695,017
BNP Paribas SA	9,890	809,613
CaixaBank SA	449,360	2,833,830
Commerce Bancshares, Inc.	4,650	207,669
Commerzbank AG*	45,650	826,225
Dah Sing Banking Group Ltd.	346,800	574,937
DBS Group Holdings Ltd.	97,000	1,262,118
Erste Group Bank AG	26,300	931,395
FirstMerit Corp.	34,020	706,255
Hanmi Financial Corp. (a)	56,840	1,331,761
M&T Bank Corp. (a)	19,950	2,325,971
Mitsubishi UFJ Financial Group, Inc.	138,100	799,980
National Australia Bank Ltd.	45,500	1,413,475
Nordea Bank AB	169,696	2,427,484
Societe Generale SA	8,120	540,507
Sumitomo Mitsui Financial Group, Inc.	65,800	2,945,714
U.S. Bancorp. (a)	14,953	615,166
Wells Fargo & Co. (a)	37,250	1,729,145
Wing Hang Bank Ltd.	55,500	757,612
		23,733,874
Diversified Financial Services 1.4%
Citigroup, Inc. (a)	58,799	2,859,395
CME Group, Inc.	4,669	344,666
ORIX Corp.	88,500	1,309,571
		4,513,632
Insurance 4.0%
AIA Group Ltd.	278,600	1,364,594
Allstate Corp. (a)	14,241	772,716
Everest Re Group Ltd.	13,950	2,081,898
Genworth Financial, Inc. "A"*	13,100	203,574
Legal & General Group PLC	430,425	1,732,027
MetLife, Inc. (a)	19,830	1,004,786
PartnerRe Ltd. (a)	7,000	692,160
Prudential Financial, Inc.	3,762	318,190
Reinsurance Group of America, Inc. (a)	12,730	980,083
Resolution Ltd.	240,000	1,516,310
T&D Holdings, Inc.	91,100	1,120,932
The Travelers Companies, Inc. (a)	11,000	922,240
		12,709,510
Real Estate Management & Development 2.4%
CBRE Group, Inc. "A"* (a)	23,502	656,881
Cheung Kong (Holdings) Ltd.	95,000	1,490,972
Grainger PLC	375,000	1,540,964
Leopalace21 Corp.*	221,800	1,082,713
Mitsui Fudosan Co., Ltd.	29,000	865,483
Sumitomo Realty & Development Co., Ltd.	17,000	689,204
Tokyo Tatemono Co., Ltd.	164,000	1,339,406
		7,665,623
Thrifts & Mortgage Finance 0.8%
EverBank Financial Corp.	44,040	789,197
Paragon Group of Companies PLC	231,589	1,587,482
		2,376,679
Health Care 11.5%
Biotechnology 3.1%
BioMarin Pharmaceutical, Inc.*	10,270	831,870
Celgene Corp.* (a)	5,400	868,050
Celldex Therapeutics, Inc.*	8,310	242,818
Cubist Pharmaceuticals, Inc.* (a)	17,340	1,378,877
Gilead Sciences, Inc.* (a)	47,574	3,938,651
Medivation, Inc.* (a)	25,650	1,844,492
Vertex Pharmaceuticals, Inc.* (a)	8,592	694,749
		9,799,507
Health Care Equipment & Supplies 0.3%
Hologic, Inc.*	36,140	787,129
Health Care Providers & Services 1.9%
Air Methods Corp.* (a)	21,250	1,147,925
Catamaran Corp.*	25,300	1,140,524
CIGNA Corp. (a)	4,615	367,308
Community Health Systems, Inc.*	9,500	394,345
Express Scripts Holding Co.* (a)	26,690	2,010,024
Rhoen-Klinikum AG	23,980	772,141
		5,832,267
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc. (a)	24,350	1,386,246
Bio-Rad Laboratories, Inc. "A"* (a)	8,510	1,103,917
Bruker Corp.* (a)	60,460	1,374,860
		3,865,023
Pharmaceuticals 5.0%
Actavis PLC* (a)	5,320	1,174,762
Allergan, Inc. (a)	9,890	1,256,030
Astellas Pharma, Inc.	26,300	1,708,866
Bayer AG (Registered)	16,068	2,280,259
Eli Lilly & Co. (a)	31,500	1,877,715
Johnson & Johnson (a)	19,850	1,828,582
Novartis AG (Registered)	13,678	1,140,203
Pfizer, Inc. (a)	39,000	1,252,290
Roche Holding AG (ADR)	58,744	2,254,595
Valeant Pharmaceuticals International, Inc.*	6,800	985,048
		15,758,350
Industrials 11.3%
Aerospace & Defense 2.0%
Astronics Corp.*	11,500	769,350
BE Aerospace, Inc.* (a)	17,790	1,498,807
Exelis, Inc. (a)	78,283	1,599,322
Finmeccanica SpA*	219,600	2,156,460
Spirit Aerosystems Holdings, Inc. "A"*	11,359	327,480
		6,351,419
Air Freight & Logistics 0.1%
Expeditors International of Washington, Inc.	7,147	282,378
Airlines 0.5%
American Airlines Group, Inc.* (a)	46,730	1,725,739
Building Products 0.4%
Fortune Brands Home & Security, Inc. (a)	28,150	1,315,731
Commercial Services & Supplies 1.2%
Shanks Group PLC	454,400	894,742
Stericycle, Inc.* (a)	18,650	2,126,100
Team, Inc.*	18,530	801,237
		3,822,079
Construction & Engineering 0.3%
Furmanite Corp.*	67,760	802,278
Electrical Equipment 0.9%
PowerSecure International, Inc.*	14,710	334,358
Roper Industries, Inc.	2,300	311,926
Schneider Electric SA	9,030	805,481
Sumitomo Electric Industries Ltd.	92,900	1,427,092
		2,878,857
Industrial Conglomerates 0.4%
Danaher Corp. (a)	16,450	1,258,260
Machinery 2.5%
Cummins, Inc. (a)	11,701	1,707,410
Dover Corp.	3,547	334,482
Meyer Burger Technology AG*	74,766	1,399,151
Parker Hannifin Corp. (a)	10,740	1,294,707
Pentair Ltd. (Registered) (a)	16,000	1,292,960
Senior PLC	350,000	1,682,525
		7,711,235
Professional Services 0.7%
Adecco SA (Registered)*	7,820	674,146
SThree PLC	139,761	981,636
Towers Watson & Co. "A" (a)	3,386	369,413
Verisk Analytics, Inc. "A"*	4,783	304,749
		2,329,944
Road & Rail 1.2%
CSX Corp.	14,058	389,547
Kansas City Southern	3,626	340,554
Norfolk Southern Corp. (a)	5,415	497,693
Union Pacific Corp. (a)	13,587	2,450,823
		3,678,617
Trading Companies & Distributors 1.1%
MRC Global, Inc.*	97,460	2,506,671
Ramirent OYJ	73,409	929,075
		3,435,746
Information Technology 17.3%
Communications Equipment 1.5%
ARRIS Group, Inc.* (a)	39,620	1,137,094
QUALCOMM, Inc. (a)	46,877	3,529,369
		4,666,463
Computers & Peripherals 1.8%
Catcher Technology Co., Ltd.	89,000	645,215
SanDisk Corp. (a)	32,465	2,412,149
Seagate Technology PLC	7,437	388,137
Seiko Epson Corp.	26,900	813,426
Western Digital Corp. (a)	15,279	1,329,120
		5,588,047
Electronic Equipment, Instruments & Components 2.7%
Audience, Inc.*	48,060	563,263
CUI Global, Inc.*	25,101	219,132
Hitachi Ltd.	277,000	2,193,698
InvenSense, Inc.* (a)	38,460	774,969
Kudelski SA (Bearer)	59,296	834,021
Omron Corp.	16,300	687,681
Spectris PLC	35,000	1,438,138
TDK Corp.	13,600	589,670
Unimicron Technology Corp.	1,473,000	1,042,716
		8,343,288
Internet Software & Services 3.4%
Baidu, Inc. (ADR)* (a)	5,800	991,394
Blucora, Inc.* (a)	31,520	606,445
Daum Communications Corp.*	12,098	794,033
eBay, Inc.* (a)	67,350	3,958,160
Facebook, Inc. "A"* (a)	23,760	1,626,610
Google, Inc. "A"* (a)	1,040	1,264,276
Kakaku.com, Inc.	59,600	996,346
Move, Inc.* (a)	36,540	471,731
		10,708,995
IT Services 2.8%
Accenture PLC "A" (a)	28,727	2,394,396
Amdocs Ltd. (a)	21,000	934,080
Fujitsu Ltd.*	534,000	3,339,971
Nihon Unisys Ltd.	162,700	1,875,460
Visa, Inc. "A"	1,500	338,910
		8,882,817
Semiconductors & Semiconductor Equipment 3.4%
Analog Devices, Inc.	21,500	1,092,630
Broadcom Corp. "A"	34,500	1,025,340
Cavium, Inc.* (a)	17,650	743,595
Epistar Corp.	713,000	1,685,497
Lattice Semiconductor Corp.*	175,070	1,325,280
MediaTek, Inc.	23,000	337,437
Microchip Technology, Inc.	49,374	2,248,986
Monolithic Power Systems, Inc.* (a)	23,410	839,014
NXP Semiconductor NV* (a)	18,400	1,034,632
Seoul Semiconductor Co., Ltd.	9,969	430,416
		10,762,827
Software 1.7%
Allot Communications Ltd.*	33,000	555,060
CA, Inc.	11,992	401,732
FactSet Research Systems, Inc. (a)	3,841	404,419
Guidewire Software, Inc.*	22,720	1,218,019
Microsoft Corp. (a)	21,150	810,257
Oracle Corp.	9,243	361,494
Red Hat, Inc.*	6,761	398,831
VMware, Inc. "A"*	4,138	397,455
Workday, Inc. "A"* (a)	7,000	769,440
		5,316,707
Materials 1.5%
Containers & Packaging 1.0%
Crown Holdings, Inc.*	28,550	1,285,321
DS Smith PLC	320,000	1,888,255
		3,173,576
Metals & Mining 0.5%
Reliance Steel & Aluminum Co.	22,240	1,540,787
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.2%
Nippon Telegraph & Telephone Corp.	23,900	1,342,134
Verizon Communications, Inc. (a)	11,823	562,539
Windstream Holdings, Inc. (a)	225,062	1,804,997
		3,709,670
Wireless Telecommunication Services 0.5%
KDDI Corp.	15,700	960,684
SBA Communications Corp. "A"*	6,480	616,701
		1,577,385
Utilities 1.0%
Electric Utilities 0.1%
Pinnacle West Capital Corp.	5,994	333,566
Gas Utilities 0.3%
UGI Corp. (a)	18,194	813,090
Multi-Utilities 0.6%
CMS Energy Corp.	11,650	331,209
Wisconsin Energy Corp. (a)	39,508	1,736,773
		2,067,982
Total Common Stocks (Cost $251,191,608)		277,107,301

Cash Equivalents 7.8%
Central Cash Management Fund, 0.06% (b) (Cost $24,339,589)	24,339,589	24,339,589

	% of Net Assets	Value ($)

Total Long Positions (Cost $275,531,197)†	96.1	301,446,890
Other Assets and Liabilities, Net	77.3	242,606,971
Securities Sold Short	(73.4)	(230,303,577)
Net Assets	100.0	313,750,284

† The cost for federal income tax purposes was $275,653,836. At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $25,793,054. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $30,437,360 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,644,306.
	Shares	Value ($)

Common Stocks Sold Short 73.4%
Consumer Discretionary 6.0%
Automobiles 1.0%
Daihatsu Motor Co., Ltd.	34,300	552,657
General Motors Co.	49,700	1,799,140
Nissan Motor Co., Ltd.	89,100	799,636
		3,151,433
Distributors 0.0%
Jardine Cycle & Carriage Ltd.	1,000	30,832
Hotels, Restaurants & Leisure 1.3%
International Game Technology	23,850	359,896
The Wendy's Co.	119,090	1,140,882
Whitbread PLC	25,000	1,876,311
Wynn Resorts Ltd.	2,550	618,350
		3,995,439
Household Durables 0.4%
Panasonic Corp.	105,700	1,331,091
Leisure Equipment & Products 0.2%
Nikon Corp.	33,700	618,545
Media 1.5%
AMC Networks, Inc. "A"	9,150	695,583
Liberty Media Corp. "A"	10,800	1,481,328
Viacom, Inc. "B"	12,750	1,118,557
Walt Disney Co.	18,650	1,507,107
		4,802,575
Specialty Retail 0.9%
Fast Retailing Co., Ltd.	8,000	2,770,791
Textiles, Apparel & Luxury Goods 0.7%
Columbia Sportswear Co.	17,810	1,479,833
Iconix Brand Group, Inc.	13,600	547,264
		2,027,097
Consumer Staples 8.1%
Beverages 0.7%
Constellation Brands, Inc. "A"	10,000	810,300
Pernod Ricard SA	11,510	1,351,233
		2,161,533
Food & Staples Retailing 1.7%
Susser Holdings Corp.	17,830	1,080,141
Sysco Corp.	57,750	2,080,155
Wal-Mart Stores, Inc.	23,900	1,785,330
Walgreen Co.	7,050	479,048
		5,424,674
Food Products 3.1%
Associated British Foods PLC	40,000	2,006,625
Kellogg Co.	23,000	1,395,870
Nissin Foods Holdings Co., Ltd.	31,800	1,425,992
The Hershey Co.	20,800	2,201,056
Unilever PLC	35,000	1,429,238
Yamazaki Baking Co., Ltd.	120,000	1,392,668
		9,851,449
Household Products 1.8%
Church & Dwight Co., Inc.	20,500	1,393,590
Clorox Co.	11,000	960,080
Colgate-Palmolive Co.	15,650	983,289
Procter & Gamble Co.	15,250	1,199,565
Unicharm Corp.	22,100	1,258,896
		5,795,420
Personal Products 0.4%
Dr Ci:Labo Co., Ltd.	38,800	1,162,802
Tobacco 0.4%
Altria Group, Inc.	30,250	1,096,865
Energy 2.7%
Energy Equipment & Services 1.7%
Atwood Oceanics, Inc.	13,250	627,917
Diamond Offshore Drilling, Inc.	15,640	739,772
Dril-Quip, Inc	11,700	1,258,452
Helmerich & Payne, Inc.	20,400	2,014,500
Transocean Ltd.	18,800	797,120
		5,437,761
Oil, Gas & Consumable Fuels 1.0%
Chesapeake Energy Corp.	8,600	222,826
Koninklijke Vopak NV	14,000	819,293
Laredo Petroleum, Inc.	10,050	262,205
World Fuel Services Corp.	37,650	1,695,003
		2,999,327
Financials 14.9%
Capital Markets 3.9%
Ares Capital Corp.	96,950	1,748,008
Cohen & Steers, Inc.	27,300	1,032,213
Federated Investors, Inc. "B"	54,170	1,484,258
Janus Capital Group, Inc.	67,270	752,751
Legg Mason, Inc.	21,750	999,630
Macquarie Group Ltd.	1	48
Northern Trust Corp.	39,850	2,464,723
SEI Investments Co.	41,300	1,386,441
TD Ameritrade Holding Corp.	65,150	2,177,965
		12,046,037
Commercial Banks 4.9%
Aozora Bank Ltd.	301,000	876,582
Banco Santander SA	78,453	709,565
BB&T Corp.	63,300	2,392,740
Hang Seng Bank Ltd.	60,000	974,194
HSBC Holdings PLC	87,600	930,959
Oversea-Chinese Banking Corp., Ltd.	38,000	286,912
PNC Financial Services Group, Inc.	28,100	2,298,018
Regions Financial Corp.	102,860	1,094,430
Shinsei Bank Ltd.	978,000	2,036,267
Skandinaviska Enskilda Banken AB "A"	72,900	1,023,208
United Overseas Bank Ltd.	46,000	746,764
Valley National Bancorp.	76,720	773,338
Wells Fargo & Co.	23,025	1,068,821
		15,211,798
Consumer Finance 0.3%
AEON Financial Service Co., Ltd.	37,600	923,294
Diversified Financial Services 0.5%
Bank of America Corp.	43,100	712,443
Hong Kong Exchanges and Clearing Ltd.	59,000	914,323
		1,626,766
Insurance 4.4%
Hartford Financial Services Group, Inc.	58,500	2,058,615
Lincoln National Corp.	31,500	1,579,095
Loews Corp.	43,500	1,891,380
Marsh & McLennan Companies, Inc.	49,450	2,381,512
Muenchener Rueckversicherungs AG (Registered)	10,600	2,320,882
Principal Financial Group, Inc.	17,100	775,485
Stewart Information Services Corp.	28,970	1,071,310
Tokio Marine Holdings, Inc.	35,900	1,066,479
Unum Group	22,450	780,811
		13,925,569
Real Estate Investment Trusts 0.6%
Health Care REIT, Inc. (REIT)	32,250	1,894,365
Thrifts & Mortgage Finance 0.3%
Home Capital Group, Inc.	13,100	1,023,109
Health Care 11.6%
Biotechnology 2.9%
Aegerion Pharmaceuticals, Inc.	11,581	634,176
Amgen, Inc.	13,140	1,629,623
Celgene Corp.	13,450	2,162,087
Cubist Pharmaceuticals, Inc.	14,550	1,157,016
Regeneron Pharmaceuticals, Inc.	3,000	997,500
Seattle Genetics, Inc.	32,800	1,724,952
United Therapeutics Corp.	8,950	907,709
		9,213,063
Health Care Equipment & Supplies 1.5%
Hologic, Inc.	89,900	1,958,022
St Jude Medical, Inc.	20,860	1,404,295
The Cooper Companies, Inc.	9,350	1,198,764
		4,561,081
Health Care Providers & Services 4.2%
Amedisys, Inc.	27,500	466,400
AmerisourceBergen Corp.	11,380	772,133
DaVita HealthCare Partners, Inc.	16,770	1,152,602
HealthSouth Corp.	35,140	1,148,375
Henry Schein, Inc.	22,250	2,648,640
Laboratory Corp. of America Holdings	23,980	2,243,089
Owens & Minor, Inc.	32,480	1,127,706
Patterson Companies, Inc.	13,260	545,782
Premier, Inc. "A"	37,440	1,252,368
WellPoint, Inc.	20,700	1,875,213
		13,232,308
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.	11,300	209,841
Life Sciences Tools & Services 0.8%
Bruker Corp.	18,050	410,457
Illumina, Inc.	5,500	943,195
QIAGEN NV	47,800	1,063,550
		2,417,202
Pharmaceuticals 2.1%
Eisai Co., Ltd.	20,600	805,632
Eli Lilly & Co	32,110	1,914,077
GlaxoSmithKline PLC	46,400	1,297,727
Hisamitsu Pharmaceutical Co., Inc.	18,500	867,807
Johnson & Johnson	19,840	1,827,661
		6,712,904
Industrials 8.5%
Aerospace & Defense 0.8%
Chemring Group PLC	150,000	691,452
United Technologies Corp.	16,800	1,965,936
		2,657,388
Airlines 0.6%
Hawaiian Holdings, Inc.	99,490	1,197,859
JetBlue Airways Corp.	73,990	653,332
		1,851,191
Building Products 0.5%
Armstrong World Industries, Inc.	9,700	532,433
Trex Co., Inc.	14,110	1,103,684
		1,636,117
Commercial Services & Supplies 1.2%
G4S PLC	185,700	737,695
HNI Corp.	43,673	1,552,575
Mitie Group PLC	275,000	1,589,706
		3,879,976
Construction & Engineering 0.9%
Carillion PLC	275,000	1,749,631
Comfort Systems U.S.A., Inc.	33,900	556,977
MYR Group, Inc.	23,530	547,543
		2,854,151
Electrical Equipment 0.7%
ABB Ltd. (ADR)	82,500	2,102,100
Industrial Conglomerates 0.5%
3M Co.	6,070	817,811
Siemens AG (Registered)	5,720	763,672
		1,581,483
Machinery 0.8%
Deere & Co.	20,060	1,723,756
Fenner PLC	128,800	915,296
		2,639,052
Professional Services 0.5%
Intertek Group PLC	30,000	1,475,562
Road & Rail 1.0%
East Japan Railway Co.	16,500	1,291,114
Hertz Global Holdings, Inc.	27,850	780,079
Odakyu Electric Railway Co., Ltd.	125,000	1,122,701
		3,193,894
Trading Companies & Distributors 0.6%
Fastenal Co.	39,920	1,883,825
Transportation Infrastructure 0.4%
Hamburger Hafen und Logistik AG	41,250	1,114,567
Information Technology 14.7%
Communications Equipment 0.4%
QUALCOMM, Inc.	14,400	1,084,176
Computers & Peripherals 1.4%
EMC Corp.	49,050	1,293,448
Fusion-io, Inc.	71,670	786,220
Hewlett-Packard Co.	11,150	333,162
SanDisk Corp.	16,700	1,240,810
Wacom Co., Ltd.	113,300	693,463
		4,347,103
Electronic Equipment, Instruments & Components 1.9%
AAC Technologies Holdings, Inc.	277,500	1,268,065
Hexagon AB "B"	40,700	1,442,520
Hollysys Automation Technologies Ltd.	44,200	893,282
Ingram Micro, Inc. "A"	47,250	1,391,512
Sunny Optical Technology Group Co., Ltd.	268,000	256,237
Tech Data Corp.	12,860	740,736
		5,992,352
Internet Software & Services 0.7%
OpenTable, Inc.	13,960	1,112,472
Zillow, Inc. "A"	13,230	1,106,028
		2,218,500
IT Services 2.6%
Cognizant Technology Solutions Corp. "A"	19,250	2,003,155
Digital Garage, Inc.	44,100	790,286
Fiserv, Inc.	29,800	1,729,890
International Business Machines Corp.	13,275	2,458,132
Quindell PLC	1,600,000	905,032
Teradata Corp.	9,000	413,280
		8,299,775
Office Electronics 0.2%
Canon, Inc.	18,500	575,526
Semiconductors & Semiconductor Equipment 5.0%
Advantest Corp.	47,000	513,558
Atmel Corp.	135,490	1,092,049
Intel Corp.	202,060	5,003,006
Linear Technology Corp.	19,270	902,607
Maxim Integrated Products, Inc.	83,800	2,741,098
Micron Technology, Inc.	80,150	1,938,828
Shinko Electric Industries Co., Ltd.	181,500	1,368,253
Synaptics, Inc.	11,620	755,765
Texas Instruments, Inc.	14,610	656,865
United Microelectronics Corp. (ADR)	384,200	772,242
		15,744,271
Software 2.5%
ACI Worldwide, Inc.	14,870	892,646
Aveva Group PLC	23,200	838,925
Fortinet, Inc.	22,950	531,293
Globo PLC	500,000	564,592
NetSuite, Inc.	17,950	2,065,866
Oracle Corp.	29,900	1,169,389
ServiceNow, Inc.	27,150	1,847,829
		7,910,540
Materials 0.7%
Metals & Mining 0.7%
Allegheny Technologies, Inc.	21,900	695,982
Nucor Corp.	29,650	1,489,616
		2,185,598
Telecommunication Services 2.4%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	44,250	1,412,903
Level 3 Communications, Inc.	11,750	432,635
Telefonica SA (ADR)	64,950	988,539
Verizon Communications, Inc.	29,518	1,404,466
		4,238,543
Wireless Telecommunication Services 1.1%
NTT DoCoMo, Inc.	74,600	1,249,657
SoftBank Corp.	16,800	1,273,758
Vodafone Group PLC (ADR)	19,636	816,269
		3,339,684
Utilities 3.3%
Electric Utilities 0.8%
PPL Corp.	73,750	2,381,387
Gas Utilities 0.3%
Hong Kong & China Gas Co., Ltd.	504,000	1,088,402
Independent Power Producers & Energy Traders 0.4%
APR Energy PLC	55,000	797,350
NRG Energy, Inc.	18,400	534,888
		1,332,238
Multi-Utilities 1.8%
Alliant Energy Corp.	48,450	2,627,928
Dominion Resources, Inc.	19,250	1,335,950
Integrys Energy Group, Inc.	27,700	1,586,380
		5,550,258
Total Common Stocks Sold Short (Proceeds $219,808,917)		228,812,630
Exchange-Traded Fund Sold Short 0.5%
Nikkei 225 Fund (Proceeds $1,555,783)	9,973	1,490,947
Total Positions Sold Short (Proceeds $221,364,700)		230,303,577

* Non-income producing security.

(a) All or a portion of these securities are pledged as collateral for short sales.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

At February 28, 2014, open futures contracts sold were as follows
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
CAC 40 10 Euro	EUR	3/21/2014	65	3,952,145	(66,881)
Nikkei 225 Index	JPY	3/13/2014	31	4,526,481	209,737
SGX MSCI Singapore Index	SGD	3/28/2014	22	1,223,177	6,134
Hang Seng Index	HKD	3/28/2014	14	2,057,187	(48,400)
TOPIX Index	JPY	3/13/2014	10	1,189,938	34,003
Euro Stoxx 50 Index	EUR	3/21/2014	113	4,897,582	(88,458)
ASX SPI 200 Index	AUD	3/20/2014	11	1,324,158	(80,760)
DAX Index	EUR	3/21/2014	14	4,671,143	(198,910)
S&P 500 E-mini Index	USD	3/21/2014	138	12,817,440	(616,573)
Total net unrealized depreciation					(850,108)

At February 28, 2014, open total return swap contracts were as follows:
Reference Entity	Expiration Date	Financing Rate	Shares	Notional Amount ($)		Unrealized Appreciation/ (Depreciation) ($)
Short Positions††
Wistron Corp.	3/3/2015	1 Month LIBOR –3.0%	945,000	778,548	1	(7,445)

†† The Fund makes payments on any positive monthly return of the reference entity, net of the applicable financing rate. The Fund receives payments on any negative monthly return of the reference entity, net of the applicable financing rate.

Counterparty:

1 Credit Suisse

LIBOR: London Interbank Offered Rate

As of February 28, 2014, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,623,067	EUR	1,285,159	5/23/2014	4,730	JPMorgan Chase Securities, Inc.
USD	367,558	SEK	2,399,804	5/23/2014	6,247	JPMorgan Chase Securities, Inc.
AUD	1,609,222	USD	1,444,112	5/23/2014	15,814	JPMorgan Chase Securities, Inc.
USD	113,439	GBP	68,163	5/23/2014	636	JPMorgan Chase Securities, Inc.
USD	32,630	DKK	177,456	5/23/2014	215	JPMorgan Chase Securities, Inc.
USD	271,380	JPY	27,707,116	5/23/2014	984	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					28,626

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
JPY	1,001,459,336	USD	9,802,792	5/23/2014	(41,689)	JPMorgan Chase Securities, Inc.
EUR	7,142,423	USD	9,818,702	5/23/2014	(39,930)	JPMorgan Chase Securities, Inc.
DKK	8,652,616	USD	1,594,974	5/23/2014	(6,520)	JPMorgan Chase Securities, Inc.
GBP	3,049,850	USD	5,087,531	5/23/2014	(16,576)	JPMorgan Chase Securities, Inc.
HKD	22,452,741	USD	2,893,548	5/23/2014	(159)	JPMorgan Chase Securities, Inc.
CHF	2,156,916	USD	2,433,196	5/23/2014	(20,835)	JPMorgan Chase Securities, Inc.
SEK	17,439,168	USD	2,683,439	5/23/2014	(32,967)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(158,676)

Currency Abbreviations
AUD Australian Dollar CHF Swiss Franc DKK Danish Krone EUR Euro GBP British Pound HKD Hong Kong Dollar JPY Japanese Yen SEK Swedish Krona SGD Singapore Dollar USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, total return swap contracts, and forward foreign currency exchange contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (c)	$176,993,277	$100,114,024	$—	$277,107,301
Short-Term Investments	24,339,589	—	—	24,339,589
Derivatives (d)
Futures Contracts	249,874	—	—	249,874
Forward Foreign Currency Exchange Contracts	—	28,626	—	28,626
Total	$201,582,740	$100,142,650	$—	$301,725,390
Liabilities	Level 1	Level 2	Level 3	Total

Investments Sold Short, at Value (c)	$(169,128,357)	$(59,684,273)	$—	$(228,812,630)
Exchange-Traded Fund Sold Short	(1,490,947)	—	—	(1,490,947)
Derivatives (d)
Futures Contracts	(1,099,982)	—	—	(1,099,982)
Total Return Swap Contracts	—	(7,445)	—	(7,445)
Forward Foreign Currency Exchange Contracts	—	(158,676)	—	(158,676)
Total	$(171,719,286)	$(59,850,394)	$—	$(231,569,680)

There have been no transfers between fair value measurement levels during the period ended February 28, 2014.

(c) See Investment Portfolio for additional detailed categorizations.

(d) Derivatives include unrealized appreciation (depreciation) on futures contracts, total return swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of February 28, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $251,191,608)	$277,107,301
Investment in Central Cash Management Fund (cost $24,339,589)	24,339,589
Total investments in securities, at value (cost $275,531,197)	301,446,890
Foreign currency, at value (cost $186,240)	196,637
Deposit with broker for futures contracts	3,504,653
Cash held as collateral for securities sold short	238,806,391
Cash held as collateral for swap contracts	550,000
Receivable for investments sold	4,062,121
Receivable for Fund shares sold	719,462
Dividends receivable	419,179
Interest receivable	21,289
Unrealized appreciation on forward foreign currency exchange contracts	28,626
Foreign taxes recoverable	10,137
Other assets	52,611
Total assets	549,817,996
Liabilities
Cash overdraft	705,595
Payable for securities sold short, at value (proceeds of $221,364,700)	230,303,577
Payable for investments purchased	2,146,159
Payable for Fund shares redeemed	235,072
Payable for variation margin on futures contracts	847,711
Net payable for pending swap contracts	23,053
Unrealized depreciation on forward foreign currency exchange contracts	158,676
Unrealized depreciation on swap contracts	7,445
Dividends payable for securities sold short	989,254
Accrued management fee	278,845
Accrued Trustees' fee	4,839
Other accrued expenses and payables	367,486
Total liabilities	236,067,712
Net assets, at value	$313,750,284

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of February 28, 2014 (Unaudited) (continued)
Net Assets Consist of
Net investment loss	(8,606,997)
Net unrealized appreciation (depreciation) on: Investments	25,915,693
Swap contracts	(7,445)
Futures	(850,108)
Foreign currency	(122,399)
Securities sold short	(8,938,877)
Accumulated net realized gain (loss)	(11,994,806)
Paid-in capital	318,355,223
Net assets, at value	$313,750,284
Net Asset Value
Class A Net Asset Value and redemption price per share ($27,875,400 ÷ 3,235,625 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$8.62
Maximum offering price per share (100 ÷ 94.25 of $8.62)	$9.15
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($12,398,347 ÷ 1,518,409 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$8.17
Class S Net Asset Value, offering and redemption price per share ($59,206,574 ÷ 6,800,643 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$8.71
Institutional Class Net Asset Value, offering and redemption price per share ($214,269,963 ÷ 24,418,168 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$8.78

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended February 28, 2014 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $42,807)	$1,878,806
Income distributions — Central Cash Management Fund	10,139
Total income	1,888,945
Expenses: Management fee	2,134,868
Administration fee	170,789
Services to shareholders	189,176
Distribution and service fees	111,148
Custodian fee	78,509
Professional fees	85,156
Reports to shareholders	32,713
Registration fees	35,028
Trustees' fees and expenses	8,767
Interest expense on securities sold short	913,667
Dividend expense on securities sold short	2,048,721
Other	13,722
Total expenses before expense reductions	5,822,264
Expense reductions	(99,916)
Total expenses after expense reductions	5,722,348
Net investment income (loss)	(3,833,403)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	16,637,145
Swap contracts	(636,014)
Securities sold short	(12,129,929)
Futures	(10,337,069)
Foreign currency	(528,952)
Payment by affiliate (see Note H)	30,394
(6,964,425)
Change in net unrealized appreciation (depreciation) on: Investments	34,433,490
Swap contracts	(10,681)
Securities sold short	(13,478,616)
Futures	(5,933,405)
Foreign currency	(225,789)
14,784,999
Net gain (loss)	7,820,574
Net increase (decrease) in net assets resulting from operations	$3,987,171

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations: Net investment income (loss)	$(3,833,403)	$(6,788,390)
Operations: Net investment income (loss)	$(3,833,403)	$(6,788,390)
Net realized gain (loss)	(6,964,425)	63,282,597
Change in net unrealized appreciation (depreciation)	14,784,999	(50,992,031)
Net increase (decrease) in net assets resulting from operations	3,987,171	5,502,176
Distributions to shareholders from: Net realized gains: Class A	(3,523,536)	—
Class C	(1,579,246)	—
Class S	(7,272,669)	—
Institutional Class	(24,889,392)	—
Total distributions	(37,264,843)	—
Fund share transactions: Proceeds from shares sold	39,734,332	155,830,456
Reinvestment of distributions	36,226,112	—
Payments for shares redeemed	(107,156,172)	(177,596,798)
Net increase (decrease) in net assets from Fund share transactions	(31,195,728)	(21,766,342)
Increase (decrease) in net assets	(64,473,400)	(16,264,166)
Net assets at beginning of period	378,223,684	394,487,850
Net assets at end of period (including net investment loss of $8,606,997 and $4,773,594, respectively)	$313,750,284	$378,223,684

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended August 31,
Class A	Six Months Ended 2/28/14 (Unaudited)		2013		2012		2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$9.61		$9.49		$9.49		$9.48	$9.52		$9.65
Income (loss) from investment operations: Net investment income (loss)a	(.11)		(.18)		(.21)		(.19)	(.24)		(.11)
Net realized and unrealized gain (loss)	.21		.30		.21		.28	.28		.32
Total from investment operations	.10		.12		.00		.09	.04		.21
Less distributions from: Net investment income	—		—		—		—	—		(.01)
Net realized gains	(1.09)		—		—		(.08)	(.08)		(.34)
Total distributions	(1.09)		—		—		(.08)	(.08)		(.35)
Redemption fees	—		—		—		—	—		.01
Net asset value, end of period	$8.62		$9.61		$9.49		$9.49	$9.48		$9.52
Total Return (%)b	1.08	c**	1.26	c	.00	c	1.06	.38	c	2.14	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28		43		60		82	79		81
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.65	*	3.78		3.83		3.56	3.67		3.09
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.53	*	3.76		3.77		3.56	3.64		2.95
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)	1.80	*	1.77		1.75		1.79	1.80		1.75
Ratio of net investment income (loss) (%)	(2.37	)*	(1.91)		(2.25)		(2.04)	(2.53)		(1.19)
Portfolio turnover rate (%)	184	**	496		597		481	393		525
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended August 31,
Class C	Six Months Ended 2/28/14 (Unaudited)		2013		2012		2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$9.20		$9.15		$9.22		$9.29	$9.40		$9.59
Income (loss) from investment operations: Net investment income (loss)a	(.14)		(.25)		(.27)		(.25)	(.30)		(.18)
Net realized and unrealized gain (loss)	.20		.30		.20		.26	.27		.32
Total from investment operations	.06		.05		(.07)		.01	(.03)		.14
Less distributions from: Net realized gains	(1.09)		—		—		(.08)	(.08)		(.34)
Redemption fees	—		—		—		—	—		.01
Net asset value, end of period	$8.17		$9.20		$9.15		$9.22	$9.29		$9.40
Total Return (%)b	.78	c**	.55	c	(.76	)c	.32	(.47	)c	1.54	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12		17		19		24	23		15
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short) (%)	4.37	*	4.54		4.54		4.31	4.42		3.84
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short) (%)	4.28	*	4.53		4.52		4.31	4.40		3.70
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)	2.55	*	2.54		2.50		2.54	2.56		2.50
Ratio of net investment income (loss) (%)	(3.15	)*	(2.69)		(2.99)		(2.78)	(3.29)		(1.94)
Portfolio turnover rate (%)	184	**	496		597		481	393		525
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended August 31,
Class S	Six Months Ended 2/28/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.69		$9.55	$9.54	$9.51	$9.54	$9.66
Income (loss) from investment operations: Net investment income (loss)a	(.10)		(.18)	(.19)	(.17)	(.22)	(.09)
Net realized and unrealized gain (loss)	.21		.32	.20	.28	.27	.32
Total from investment operations	.11		.14	.01	.11	.05	.23
Less distributions from: Net investment income	—		—	—	—	—	(.02)
Net realized gains	(1.09)		—	—	(.08)	(.08)	(.34)
Total distributions	(1.09)		—	—	(.08)	(.08)	(.36)
Redemption fees	—		—	—	—	—	.01
Net asset value, end of period	$8.71		$9.69	$9.55	$9.54	$9.51	$9.54
Total Return (%)b	1.17	**	1.47	.10	1.27	.49	2.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	59		84	77	61	76	53
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.59	*	3.69	3.64	3.41	3.54	2.91
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.38	*	3.63	3.61	3.35	3.50	2.70
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)	1.65	*	1.64	1.59	1.58	1.66	1.50
Ratio of net investment income (loss) (%)	(2.27	)*	(1.90)	(2.05)	(1.82)	(2.39)	(.94)
Portfolio turnover rate (%)	184	**	496	597	481	393	525
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

			Years Ended August 31,
Institutional Class	Six Months Ended 2/28/14 (Unaudited)		2013	2012	2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$9.76		$9.60	$9.58	$9.53	$9.54		$9.67
Income (loss) from investment operations: Net investment income (loss)a	(.10)		(.16)	(.18)	(.16)	(.21)		(.08)
Net realized and unrealized gain (loss)	.21		.32	.21	.29	.28		.31
Total from investment operations	.11		.16	.03	.13	.07		.23
Less distributions from: Net investment income	—		—	(.01)	—	—		(.03)
Net realized gains	(1.09)		—	—	(.08)	(.08)		(.34)
Total distributions	(1.09)		—	(.01)	(.08)	(.08)		(.37)
Redemption fees	—		—	—	—	—		.01
Net asset value, end of period	$8.78		$9.76	$9.60	$9.58	$9.53		$9.54
Total Return (%)	1.27	**	1.67	.28	1.47	.70	b	2.45	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	214		235	238	197	166		98
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.25	*	3.43	3.46	3.20	3.30		2.71
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.25	*	3.43	3.46	3.20	3.30		2.65
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)	1.52	*	1.44	1.44	1.43	1.46		1.45
Ratio of net investment income (loss) (%)	(2.16	)*	(1.66)	(1.89)	(1.67)	(2.18)		(.89)
Portfolio turnover rate (%)	184	**	496	597	481	393		525
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Diversified Market Neutral Fund (the "Fund") is a diversified series of DWS Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and exchange-traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Long positions for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Short positions for which no sales are reported are valued at the calculated mean between the most recent bid and ask quotations on the relevant market or, if a mean cannot be determined, at the most recent ask quotation. ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Short Sales. When the Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market and returns it to the lender.

Upon entering into a short sale, the Fund is required to designate liquid assets it owns in the form of cash or securities as segregated assets at its custodian in an amount at least equal to its obligations to purchase the securities sold short. For financial statements purposes, segregated cash is reflected as an asset on the Statement of Assets and Liabilities, and the settlement amount for securities sold short is reflected as a corresponding liability. Securities segregated as collateral are identified in the Investment Portfolio. The amount of the liability is marked-to-market to reflect the current value of the short position.

The Fund may receive or pay the net of the borrowing fee on securities sold short and any income earned on the cash held as collateral for securities sold short. The net amounts of income or fees are included as interest income, or interest expense on securities sold short, in the Statement of Operations.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

From November 1, 2012 through August 31, 2013, the Fund elected to defer qualified late year losses of approximately $4,585,000 of net ordinary losses and treat them as arising in the fiscal year ending August 31, 2014.

The Fund has reviewed the tax positions for the open tax years as of August 31, 2013, and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investment in foreign denominated investments, investments in futures, investments in passive foreign investment companies, investments in short sales and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Dividend income on short sale transactions is recorded on ex-date and disclosed as an expense in the Statement of Operations. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

A total return swap contract is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the underlying reference entity, which may include a specific security, basket of securities or underlying index, in return for periodic payments based on a fixed or variable interest rate. If the Fund was looking to receive the appreciation in the value of a specified reference entity, the Fund would receive payments based on any positive total return of the underlying reference entity, and would owe payments if there were a negative total return, net of any applicable financing rate. If the Fund were trying to replicate an exposure to a short position, the Fund would owe payments on any positive total return, and receive payment if there were a negative total return, net of any applicable financing rate. For the six months ended February 28, 2014, the Fund entered into total return swap transactions as a substitute for direct investment in a specific security or market and to maintain exposure to the market.

A summary of the open total return swap contracts as of February 28, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended February 28, 2014, the investment in total return swap contracts had a total notional amount generally indicative of a range from approximately $431,000 to $4,066,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended February 28, 2014, the Fund entered into futures contracts as a substitute for direct investment in a particular market or to maintain full short exposure.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of February 28, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended February 28, 2014, the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $36,659,000 to $163,889,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended February 28, 2014, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated assets and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of February 28, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended February 28, 2014, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $24,692,000 to $37,198,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $676,000 to $4,017,000.

The following tables summarize the value of the Fund's derivative instruments held as of February 28, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$249,874	$249,874
Foreign Exchange Contracts (b)	28,626	—	28,626
	$28,626	$249,874	$278,500
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a) (b)	$—	$(7,445)	$(1,099,982)	$(1,107,427)
Foreign Exchange Contracts (c)	(158,676)	—	—	(158,676)
	$(158,676)	$(7,445)	$(1,099,982)	$(1,266,103)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Unrealized depreciation on swap contracts
(b) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(c) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended February 28, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a) (b)	$—	$(636,014)	$(10,337,069)	$(10,973,083)
Foreign Exchange Contracts (c)	(481,483)	—	—	(481,483)
	$(481,483)	$(636,014)	$(10,337,069)	$(11,454,566)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from swap contracts
(b) Net realized gain (loss) from futures
(c) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a) (b)	$—	$(10,681)	$(5,933,405)	$(5,944,086)
Foreign Exchange Contracts (c)	(222,305)	—	—	(222,305)
	$(222,305)	$(10,681)	$(5,933,405)	$(6,166,391)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on swap contracts
(b) Change in net unrealized appreciation (depreciation) on futures
(c) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of February 28, 2014, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Cash Available for Offset	Cash Collateral Received	Net Amount of Derivative Assets
JPMorgan Chase Securities, Inc.	$28,626	$(28,626)	$—	$—
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Credit Suisse	$7,445	$—	$(7,445)	$—
JPMorgan Chase Securities, Inc.	158,676	(28,626)	—	130,050
	$166,121	$(28,626)	$(7,445)	$130,050

(a) The actual collateral received and/or pledged may be more than the amount shown.

C. Purchases and Sales of Securities

During the six months ended February 28, 2014, purchases and sales of investment securities (excluding short sale transactions and short-term investments) aggregated $289,213,550 and $370,515,365, respectively. Purchases to cover securities sold short and securities sold short aggregated $259,071,161 and $317,939,699, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisors.

The Advisor allocates the Fund's assets across two sub-advised sleeves managed by Pyramis Global Advisors, LLC ("Pyramis") and Henderson Alternative Investment Advisor Limited ("Henderson"), and one sleeve managed by the Advisor. Each investment management team employs different market neutral investment strategies when managing the assets of the fund allocated to it. Pyramis and Henderson are paid by the Advisor, not the Fund, for the services Pyramis and Henderson provide to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly investment management fee ("Management Fee") based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	1.25%
Next $1 billion of such net assets	1.20%
Next $1 billion of such net assets	1.15%
Over $3 billion of such net assets	1.10%

Accordingly, for the six months ended February 28, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 1.25% of the Fund's average daily net assets.

For the period from September 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and dividend expenses on short sales) of certain classes as follows:
Class A	1.80%
Class C	2.55%
Class S	1.65%
Institutional Class	1.55%

For the six months ended February 28, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$19,050
Class C	6,394
Class S	74,472
$99,916

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2014, the Administration Fee was $170,789, of which $24,222 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended February 28, 2014, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2014
Class A	$4,230	$1,205
Class C	1,507	285
Class S	37,010	11,291
Institutional Class	6,091	3,079
	$48,838	$15,860

Distribution and Services Fees. Under the Fund's Class C 12b-1 Plan, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2014, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 28, 2014
Class C	$53,313	$7,287

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to the shareholders of Class A and Class C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2014	Annualized Effective Rate
Class A	$40,227	$11,096	.24%
Class C	17,608	5,139	.25%
	$57,835	$16,235

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2014 aggregated $809.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% of the value of the shares redeemed for Class C. For the six months ended February 28, 2014, the CDSC for Class C shares aggregated $852. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended February 28, 2014, DIDI received $1,801 for Class A shares.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended February 28, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,509, of which $380 is unpaid.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

E. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At February 28, 2014, DWS Select Alternative Allocation and DWS Alternative Asset Allocation Fund Fund held approximately 29% and 28% of the outstanding shares of the Fund, respectively.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million ($400 million effective March 27, 2014) revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2014.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	645,462	$5,897,591	2,811,347	$27,056,729
Class C	138,545	1,233,896	394,138	3,636,063
Class S	2,319,931	21,517,381	7,363,511	71,324,294
Institutional Class	1,182,950	11,085,464	5,538,972	53,813,370
		$39,734,332		$155,830,456
Shares issued to shareholders in reinvestment of distributions
Class A	411,807	$3,500,361	—	$—
Class C	174,461	1,407,903	—	—
Class S	751,628	6,456,488	—	—
Institutional Class	2,870,827	24,861,360	—	—
		$36,226,112		$—
Shares redeemed
Class A	(2,254,637)	$(20,898,088)	(4,674,243)	$(44,887,787)
Class C	(632,907)	(5,658,682)	(681,209)	(6,279,713)
Class S	(4,928,300)	(46,149,898)	(6,817,249)	(65,866,812)
Institutional Class	(3,699,615)	(34,449,504)	(6,258,073)	(60,562,486)
		$(107,156,172)		$(177,596,798)
Net increase (decrease)
Class A	(1,197,368)	$(11,500,136)	(1,862,896)	$(17,831,058)
Class C	(319,901)	(3,016,883)	(287,071)	(2,643,650)
Class S	(1,856,741)	(18,176,029)	546,262	5,457,482
Institutional Class	354,162	1,497,320	(719,101)	(6,749,116)
		$(31,195,728)		$(21,766,342)

H. Payment by Affiliate

During the period ended February 28, 2014, the Advisor fully reimbursed the Fund $30,394 for a loss incurred on a trade executed incorrectly. The amount reimbursed was less than 0.01% of the Fund's average net assets, thus having no impact on the Fund's total return.

I. Subsequent Event

The Fund has been notified by one of its subadvisors, Pyramis Global Advisors, LLC, that, effective on or about July 1, 2014, Pyramis no longer intends to manage a global market neutral strategy and therefore will resign as a subadvisor on that date. The advisor intends to recommend a new subadvisor to succeed Pyramis. The recommendation is subject to Board approval.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A, C and S shares limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2013 to February 28, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2014 (Unaudited)
Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/14	$1,010.80	$1,007.80	$1,011.70	$1,012.70
Expenses Paid per $1,000*	$17.60	$21.31	$16.86	$16.22
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/14	$1,007.29	$1,003.57	$1,008.03	$1,008.68
Expenses Paid per $1,000*	$17.57	$21.26	$16.83	$16.19

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Diversified Market Neutral Fund†	3.53%	4.28%	3.38%	3.25%

† Includes interest and dividend expense on securities sold short of 1.73% for each class.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Diversified Market Neutral Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee and Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. Because the Fund is sub-advised, the Board also requested and received information regarding DIMA's oversight of sub-advisers. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 2nd quartile, 1st quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board observed that there were limitations to the usefulness of the comparative data provided by Morningstar, noting that the applicable Morningstar universe for the Fund included funds that pursue different investment programs as compared to that pursued by the Fund.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). With respect to the sub-advisory fees paid, the Board noted that the fees are paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Trustees also observed that the Lipper expense universe for the Fund included funds that pursue different investment programs as compared to that pursued by the Fund. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds, noting that DIMA indicated that it does not provide services to any other comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisors' compliance programs and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Sub-Advisory Agreement

Board Consideration of Fund's Sub-Advisory Agreements. The Board, including the Independent Board Members, approved the separate Sub-Advisory Agreements (together, the "Agreements") between Deutsche Investment Management Americas Inc. ("DIMA") and each of Pyramis Global Advisors, LLC ("Pyramis") and Henderson Alternative Investment Advisor Limited ("Henderson," and together with Pyramis, the "Sub-Advisors"), respectively, on behalf of DWS Disciplined Market Neutral Fund (now known as DWS Diversified Market Neutral Fund) (the "Fund"), at an in-person meeting in May 2013.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In May 2013, all but one of the Fund's Board Members were independent of DIMA and its affiliates.

— The Board considered that DIMA and the Fund have received an Exemptive Order from the Securities and Exchange Commission permitting DIMA, subject to the approval of the Board, to select sub-advisors that are not affiliates of DIMA to manage all or a portion of the Fund's assets without obtaining shareholder approval.

— Over the course of several meetings, the Board engaged in a comprehensive review of the operational, financial and investment capabilities of each of Pyramis and Henderson.

In connection with its review of the Agreements, the Board considered the factors discussed below, among others.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of sub-advisory services to be provided under the Agreements. The Board reviewed information regarding the experience and skill of each Sub-Advisor's investment personnel, the resources made available to such personnel and the organizational depth and stability of such Sub-Advisor. The Board also reviewed information regarding each Sub-Advisor's investment process and performance managing accounts with investment strategies similar to the strategies to be implemented on behalf of the Fund. The Board also considered that DIMA would provide ongoing oversight of each Sub-Advisor's services to the Fund, including monitoring each Sub-Advisor's investment activities and performance. Finally, the Board considered DIMA's recommendation that each Sub-Advisor be engaged as a sub-advisor to the Fund.

The Board concluded that the nature, quality and extent of services to be provided by each Sub-Advisor are expected to be satisfactory.

Fees and Expenses. The Board considered the proposed fee schedule for each Sub-Advisor. The Board noted that the sub-advisory fee will be paid by DIMA out of its fee and not directly by the Fund, and that as a result would not affect the management fees paid by the Fund or the Fund's total operating expenses. The Board also considered the sub-advisory fee rate proposed to be charged by each Sub-Advisor with respect to the Fund as compared to fees charged by the relevant Sub-Advisor for similar client accounts.

On the basis of the information provided, the Board concluded that the proposed sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services expected to be provided by each Sub-Adviser.

Profitability. The Board did not consider the estimated profitability of the Sub-Advisors with respect to the Fund. The Board noted that DIMA will pay each Sub-Advisor's fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefited from any economies of scale as part of its annual review of the Fund's management contract. As noted above, the Board considered that DIMA will pay each Sub-Advisor's fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedules were the product of an arm's length negotiation with DIMA.

Other Benefits to the Sub-Advisors and Their Affiliates. The Board considered the possibility that each Sub-Advisor and its respective affiliates could derive indirect benefits as a result of the sub-advisory relationship. In particular, the Board considered potential benefits to the Sub-Advisors related to brokerage and soft-dollar allocations, including, in the case of Pyramis, allocating brokerage to pay for research generated by parties other than the executing broker dealers. The Board also considered the incidental public relations benefits to the Sub-Advisors related to DWS Funds advertising. The Board concluded that the proposed sub-advisory fees were reasonable in light of these potential fallout benefits.

Compliance. The Board considered each Sub-Adviser's compliance program and resources. The Board also considered that DIMA would oversee each Sub-Adviser's compliance with applicable Fund policies and procedures, and considered the attention and resources DIMA would dedicate to that oversight.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the approval of each Agreement was in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of several meetings, certain of which were in executive session with only the Independent Board Members and their counsel present. It is possible that individual Board Members may have weighed these factors differently in reaching their individual decisions to approve the Agreements.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DDMAX	DDMCX	DDMSX	DDMIX
CUSIP Number	233376 805	233376 888	233376 870	233376 862
Fund Number	496	796	2096	592

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DDMNF-3
(R-026686-3 4/14)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Diversified Market Neutral Fund, a series of DWS Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 29, 2014